Fair Value Measurement - Fair Value of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Positive	$ 11,789	$ 13,977
Negative	11,789	13,977
Positive	21,431	24,342
Negative	20,973	23,271
Net	458	1,071
Held For Trading For Trading Purpose [Member]
Disclosure of detailed information about financial instruments [line items]
Positive	19,318	21,352
Negative	19,204	21,275
Net	114	77
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4,809	7,177
Negative	6,009	7,585
Net	(1,200)	(408)
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4,808	7,177
Negative	6,009	7,432
Net	(1,201)	(255)
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1	0
Negative	0	153
Net	1	(153)
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	113	56
Negative	8	44
Net	105	12
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4,603	6,968
Negative	5,901	7,220
Net	(1,298)	(252)
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	92	153
Negative	0	0
Net	92	153
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Purchased options [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1	0
Negative	0	0
Net	1	0
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	0	0
Negative	100	168
Net	(100)	(168)
Held For Trading For Trading Purpose [Member] | Interest rate derivatives [member] | Written options [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	0	0
Negative	0	153
Net	0	(153)
Held For Trading For Trading Purpose [Member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	7,981	9,848
Negative	7,867	9,352
Net	114	496
Held For Trading For Trading Purpose [Member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	7,981	9,848
Negative	7,867	9,352
Net	114	496
Held For Trading For Trading Purpose [Member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,916	3,603
Negative	2,655	3,097
Net	261	506
Held For Trading For Trading Purpose [Member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	4,825	6,028
Negative	4,979	6,012
Net	(154)	16
Held For Trading For Trading Purpose [Member] | Foreign exchange derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	240	217
Negative	0	0
Net	240	217
Held For Trading For Trading Purpose [Member] | Foreign exchange derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	0	0
Negative	233	243
Net	(233)	(243)
Held For Trading For Trading Purpose [Member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	118	141
Negative	144	179
Net	(26)	(38)
Held For Trading For Trading Purpose [Member] | Credit derivatives [member] | Credit default swap contacts protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	115	130
Negative	13	31
Net	102	99
Held For Trading For Trading Purpose [Member] | Credit derivatives [member] | Credit default swap contacts protection sold [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3	11
Negative	131	148
Net	(128)	(137)
Held For Trading For Trading Purpose [Member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3,610	2,738
Negative	3,830	3,259
Net	(220)	(521)
Held For Trading For Trading Purpose [Member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,951	1,197
Negative	2,340	2,323
Net	(389)	(1,126)
Held For Trading For Trading Purpose [Member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,659	1,541
Negative	1,490	936
Net	169	605
Held For Trading For Trading Purpose [Member] | Precious metal derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	206	226
Negative	258	124
Net	(52)	102
Held For Trading For Trading Purpose [Member] | Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	63	40
Negative	29	74
Net	34	(34)
Held For Trading For Trading Purpose [Member] | Precious metal derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	143	186
Negative	229	50
Net	(86)	136
Held For Trading For Trading Purpose [Member] | Other commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,594	1,222
Negative	1,096	776
Net	1,498	446
Held For Trading For Trading Purpose [Member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,527	1,138
Negative	838	775
Net	1,689	363
Held For Trading For Trading Purpose [Member] | Other commodity derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	67	84
Negative	258	1
Net	(191)	83
Held for hedging and held for trading for economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,113	2,990
Negative	1,769	1,996
Net	344	994
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	784	1,069
Negative	252	302
Net	532	767
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	0	1
Negative	1	0
Net	(1)	1
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	773	1,065
Negative	243	300
Net	530	765
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	11	3
Negative	0	0
Net	11	3
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	0	0
Negative	8	2
Net	(8)	(2)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,322	1,795
Negative	1,468	1,646
Net	(146)	149
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	117	87
Negative	7	14
Net	110	73
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,205	1,707
Negative	1,461	1,631
Net	(256)	76
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	0	1
Negative	0	0
Net	0	1
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	0	0
Negative	0	1
Net	0	(1)
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	0	0
Negative	3	3
Net	(3)	(3)
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Credit default swap contacts protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	0	0
Negative	3	3
Net	(3)	(3)
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Credit default swap contacts protection sold [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	0	0
Negative	0	0
Net	0	0
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	7	126
Negative	46	44
Net	(39)	82
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	7	126
Negative	46	44
Net	(39)	82
Held for hedging and held for trading for economic hedges [member] | Other commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	0	0
Negative	0	1
Net	0	(1)
Held for hedging and held for trading for economic hedges [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	0	0
Negative	0	1
Net	0	(1)
Derivatives effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Positive	(11,789)	(13,977)
Negative	(11,789)	(13,977)
Net		0
Derivatives after effect of netting [Member]
Disclosure of detailed information about financial instruments [line items]
Positive	9,642	10,365
Negative	9,184	9,294
Net	$ 458	$ 1,071